DEPOSITS AND ADVANCES	12 Months Ended
Mar. 31, 2023
Deposits And Advances
DEPOSITS AND ADVANCES

NOTE 4 – DEPOSITS AND ADVANCES

	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Prepaid expense and other current assets	52,258	165,623
Advance to Suppliers	236,584	252,637
Advance to employees	-	330

Total	288,842	418,590

Prepaid and other current assets include approximately $42 thousand (March 31, 2022: $128 thousand) Good and Service tax credit for Fiscal Year 2023. The Advances to suppliers primarily relate to advances to suppliers of component suppliers in the Vehicle manufacturing segment and also towards supply of capital equipment.